Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Administrative expenses [Line Items]
Staff costs (Note 11)	$ 27,378	$ 24,713	$ 19,451
Share-based payment (Notes 11)	4,046	3,117	1,847
Consultant fees	7,427	5,120	3,894
Office expenses	3,021	2,506	2,217
Travel expenses	3,730	2,772	1,717
Director's fees and allowance (Note 11)	2,876	3,458	2,088
Communication and IT costs	2,395	2,109	2,013
Allocation to joint operations	(7,774)	(7,646)	(4,365)
Other administrative expenses	8,975	5,905	5,308
Administrative expenses	$ 52,074	$ 42,054	$ 34,170